TAXATION - Deferred Tax Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
TAXATION
Net operating losses	¥ 1,447,909		¥ 220,366
Accrued warranty costs	540,349		546,616
Provision for inventories, accounts receivable, other receivable	479,786		265,131
Timing difference for subsidiary income	1,045,870		601,568
Timing difference for countervailing duties	18,534		18,534
Other temporary differences	201,530		153,981
Impairment for property, plant and equipment	153,889		57,221
Total deferred tax assets	3,887,867		1,863,417
Less: Valuation allowance	(1,047,994)		(357,198)	¥ (243,141)	¥ (217,124)
Less: Deferred tax liabilities in the same tax jurisdiction	(198,476)		(216,215)
Deferred tax assets	2,641,397	$ 361,870	1,290,004
Timing difference for property, plant and equipment	(191,196)		(234,786)
Deferred tax liabilities related to cumulative distributable earnings in Jiangxi Jinko	(68,000)		(68,461)
Other temporary differences	(63,998)		(44,474)
Total deferred tax liabilities	(255,194)		(347,721)
Less: Deferred tax assets in the same tax jurisdiction	198,476		216,215
Deferred tax liabilities	¥ (56,718)	$ (7,770)	¥ (131,506)